Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2016	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income	$ 33		$ 30		$ 46		$ 39		$ 28		$ 34		$ 16		$ 8		$ 4		$ 57		$ 67		$ 143		$ 62		$ 53
Denominator:
Shares outstanding at the beginning of the period (in shares)			55						49		49												55		49		46		55	47
Weighted-average number of shares: Issued in common stock offering (in shares)	0						1												0		1
Denominator for basic net income per share (in shares)	55						50												55		50		52		47		46
Effect of dilutive securities:
Convertible senior notes (in shares)	0	[1]					1	[1]											0	[1]	0	[1]	1	[2]	1	[2]	0	[2]
1.125% Warrants (in shares)	0	[1]					3	[1]											1	[1]	2	[1]	2	[2]	0	[2]	0	[2]
Denominator for diluted net income per share (in shares)	55						54												56		52		56		48		47
Net income per share:
Basic (in dollars per share)	$ 0.58	[3]	$ 0.54	[4]	$ 0.84	[4]	$ 0.78	[3],[4]	$ 0.58	[4]	$ 0.70	[4]	$ 0.34	[4]	$ 0.17	[4]	$ 0.10	[4]	$ 1.02	[3]	$ 1.36	[3]	$ 2.75		$ 1.33		$ 1.16
Diluted (in dollars per share)	$ 0.58	[3]	$ 0.52	[4]	$ 0.77	[4]	$ 0.72	[3],[4]	$ 0.56	[4]	$ 0.69	[4]	$ 0.33	[4]	$ 0.16	[4]	$ 0.09	[4]	$ 1.01	[3]	$ 1.29	[3]	$ 2.58		$ 1.29		$ 1.13
1.125% Call Option
Potentially dilutive common shares excluded from calculations:
Percentage of contractual interest rate	1.125%		1.125%				1.125%												1.125%		1.125%		1.125%

[1]	For more information regarding the convertible senior notes, refer to Note 10, "Debt." For more information regarding the 1.125% Warrants, refer to Note 11, "Derivatives."
[2]	For more information regarding the convertible senior notes, including the 1.625% Notes, 3.75% Notes, and 3.75% Exchange, refer to Note 12, "Debt." For more information regarding the 1.125% Warrants, refer to Note 13, "Derivatives."
[3]	Source data for calculations in thousands.
[4]	The dilutive effect of all potentially dilutive common shares is calculated using the treasury-stock method. Certain potentially dilutive common shares issuable are not included in the computation of diluted net income per share because to do so would be anti-dilutive. For the year ended December 31, 2014, the 1.125% Warrants were excluded from diluted shares outstanding because the exercise price exceeded the average market price of our common stock.